Forward Merger (Tables)	9 Months Ended
Sep. 30, 2024
Forward Merger
Summary of the purchase price calculation

The following is a summary of the purchase price calculation (unaudited, in thousands except share and per share data):

Number of the Company’s Common Stock issued	6,771,769
Number of replacement stock options granted to Legacy Adagio’s option holders by the Company	7,587
Total shares and stock options	6,779,356
Multiplied by the Company’s Common Stock price at the Closing	$6.64
Total	$45,015

Number of PIPE Base Warrants issued in lieu of settling Bridge Financing Notes	3,540,000
Multiplied by estimated value of PIPE Base Warrants at the Closing	$2.41
Estimated fair value of PIPE Base Warrants issued in lieu of settling Bridge Financing Notes	$8,531
Total purchase price	$53,546

Schedule of allocation of purchase price

The allocation of the purchase price was as follows (unaudited, in thousands):

Assets Acquired:
Cash	$681
Accounts receivable, net	102
Inventories, net	4,077
Prepaid expenses	308
Other current assets	195
Property and equipment, net	1,133
Intangible assets, net	26,200
Goodwill	44,291
Right-of-use asset, net	247
Other assets	18
Tota assets acquired	$77,252

Liabilities Assumed:
Accounts payable	$10,103
Accrued liabilities	3,556
Operating lease liabilities, current	138
Convertible notes payable, long-term	5,951
Warrant liabilities	1,049
Operating lease liabilities, long-term	109
Deferred tax liabilities	2,800
Total liabilities assumed	$23,706

Net total	$53,546

Schedule of number of shares of common stock issued and amounts recorded on the line within stockholders' deficit are reflected below to arrive at the opening consolidated balance sheet of the Successor

				Accumulated
	Number of Shares	Common Stock	APIC	Deficit
ListCo closing equity as of July 30, 2024	—	—	$2,729	$(2,734)
Accumulated deficit carried over from ARYA	—	—	—	(14,089)
Contribution of cash proceeds in PIPE Financing	3,287,018	—	23,433	—
Conversion of ARYA convertible promissory Notes	355,100	—	3,551	—
Conversion of ARYA Class A ordinary shares and Class B ordinary shares	2,089,000	—	—	—
Conversion of Class A ordinary shares subject to redemption	123,520	—	1,361	—
Shares issued for acquisition of Legacy Adagio	6,771,769	1	53,546	—
Additional shares issued and reclassification of Class A ordinary shares subject to non-redemption agreements and open market subscription agreements	761,229	—	5,166	—
Successor’s opening equity as of July 31, 2024 (Successor)	13,387,636	1	$89,786	$(16,823)

Schedule of pro forma financial information

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Revenue	$185	$41	$465	$222
Net loss	(12,971)	(10,655)	(28,987)	(26,113)